Share-Based Payments - Warrants Rectified (Details) $ in Millions	1 Months Ended								3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Oct. 31, 2021	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Oct. 31, 2019 USD ($) shares	Sep. 30, 2019 USD ($) shares	Feb. 28, 2019 USD ($) shares	Jan. 31, 2019 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2018
Employees
Share-Based Payments
Warrants outstanding												22,032	22,032
Warrants.
Share-Based Payments
Number of share options granted in share-based payment arrangement	523,599		62,147	1,655					62,147	63,802	363,168	257,832
Warrants outstanding	2,732,618			2,228,076						2,732,618	2,228,076	1,932,156	1,674,324
Warrants. | Employees
Share-Based Payments
Warrants granted with immediate vesting						54,000
Warrants Granted With Vesting Over The Next Three Years							7,956
Weighted average fair value at measurement date, share options granted | $						$ 0.5	$ 0.1
Warrants. | Executive Management
Share-Based Payments
Number of share options granted in share-based payment arrangement		0	62,147							523,599
Warrants granted with immediate vesting										22,916
Warrants Granted With Vesting Over The Next Three Years					150,660			45,216
Weighted average fair value at measurement date, share options granted | $	$ 1.5		$ 0.4		$ 1.3			$ 0.3	$ 0.4	$ 1.5
Service period					3 years					36 months
2019 warrants entitlements
Share-Based Payments
Number of share options granted in share-based payment arrangement				126,972
Warrants granted with immediate vesting				63,612
Warrants Granted With Vesting Over The Next Three Years				63,360
Weighted average fair value at measurement date, share options granted | $				$ 1.2							$ 1.2
Service period				3 years
2020 warrants entitlements
Share-Based Payments
Number of share options granted in share-based payment arrangement				236,196
Warrants granted with immediate vesting				120,888
Warrants Granted With Vesting Over The Next Three Years				115,308
Weighted average fair value at measurement date, share options granted | $				$ 2.3							$ 2.3
Service period				3 years